Current liabilities - trade and other payables - Schedule of Current Liabilities Trade and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Liabilities of Trade and Other Payables [Line Items]
Trade payables	$ 274,380	$ 501,424
Other payables	959,274	918,595
Trade and other payables	$ 1,233,654	$ 1,420,019